Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jul. 31, 2021	Aug. 31, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Containers orders placed			$ 663,773
Container Investor | Subsequent Event
Subsequent Event [Line Items]
Containers orders placed	$ 44,000
Cash consideration	$ 57,637
Preferred cash dividend per depositary share		$ 0.44
Aggregate dividend payment		$ 2,625
Container Investor | Subsequent Event | TMCL VII 2021-3 Bonds | Class A Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued		549,000
Container Investor | Subsequent Event | TMCL VII 2021-3 Bonds | Class B Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued		$ 51,000